Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 512	$ 467	$ 460
Operating Costs and Expenses	922	1,190	1,396
Non-operating Income and Expenses	49	41	40
Receivables	213	193		$ 7
Payables to related parties	177	480		$ 6
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	330	402	403
Operating Costs and Expenses	835	1,108	1,322
Non-operating Income and Expenses	44	40	38
Receivables	184	184
Payables to related parties	163	476
Customers' deposits	2	4
Acquisition of property, plant and equipment	22	144	173
Acquisition of intangible assets	0	0	0
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	182	65	57
Operating Costs and Expenses	87	82	74
Non-operating Income and Expenses	5	1	$ 2
Receivables	29	9
Payables to related parties	$ 14	$ 4